INCOME TAXES	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Income Taxes [Abstract]
INCOME TAX

NOTE 9 – INCOME TAXES

The Company provides for income taxes under ASC 740, "Income Taxes." Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax basis of assets and liabilities and the tax rates in effect when these differences are expected to reverse. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 34% to the net loss before provision for income taxes for the following reasons:

	Three months	Six months	Three months	Six months
	ended	ended	ended	ended
	December 31,	December 31,	December 31,	December 31,
	2017	2017	2016	2016
Federal income tax benefit attributable to:
Net operating loss	$25,633	$40,823	$13,739	$20,268
Less: valuation allowance	(25,633)	(40,823)	(13,739)	(20,268)
Net provisions for Federal income taxes	$-	$-	$-	$-

Net deferred tax assets consist of the following components as of:

	As of
	December 31,	June 30,
	2017	2017
Deferred tax asset attributable to:
Net operating loss carryover	$85,624	$44,801
Less: valuation allowance	(85,624)	(44,801)
Net deferred tax asset	$-	$-

The following table reconciles the US statutory rates to the Company’s effective tax rate for the six months ended December 31, 2017 and 2016:

	Three months ended December 31, 2017	Six months ended December 31, 2017	Three months ended December 31, 2016	Six months ended December 31, 2016
Effective tax rate attributable to:
US statutory rate	34%	34%	34%	34%
Less: change in unrecognized tax benefit from uncertain tax provision	-34%	-34%	-34%	-34%
Tax per Financial Statements	-	-	-	-

In accordance with Income Tax laws of United States of America, net operating loss carry forwards of $251,835 which expire commencing in fiscal 2036, for federal income tax reporting purposes are subject to annual limitations. When a change in ownership occurs, net operating loss carry forwards may be limited as to use in future years.

NOTE 7 – INCOME TAX

The Company provides for income taxes under ASC 740, "Income Taxes." Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax basis of assets and liabilities and the tax rates in effect when these differences are expected to reverse. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 34% to the net loss before provision for income taxes for the following reasons:

	Year Ended June 30, 2017	Period ended June 30, 2016
Federal income tax benefit attributable to:
Current Operations	$(40,546)	$(280,841)
Less: valuation allowance	40,546	280,841
Net provisions for Federal income taxes	$-	$-

Net deferred tax assets consist of the following components as of:

	Inception to
	June 30, 2017	June 30, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$321,387	$280,841
Less: valuation allowance	(321,387)	(280,841)
Net deferred tax asset	$-	$-

The following table reconciles the US statutory rates to the Company’s effective tax rate for the year ended June 30, 2017, and the period ended June 30, 2016:

	Year Ended June 30, 2017	Period Ended June 30, 2016
Effective tax rate attributable to:
US statutory rate	34%	34%
Less: change in unrecognized tax benefit from uncertain tax provision	-34%	-34%
Tax per Financial Statements	-	-

Due to the change in ownership provisions of the Income Tax laws of United States of America, net operating loss carry forwards of $945,257 which expire in fiscal year of 2035, for federal income tax reporting purposes are subject to annual limitations. When a change in ownership occurs, net operating loss carry forwards may be limited as to use in future years.